Schedule of Investments (unaudited) June 30, 2019	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 98.5%
AAR Corp.	428,753	$15,773,823
Aerojet Rocketdyne Holdings Inc.(a)(b)	951,338	42,591,402
Aerovironment Inc.(a)(b)	280,024	15,896,962
Arconic Inc.(b)	5,249,324	135,537,546
Astronics Corp.(a)(b)	322,482	12,970,226
Axon Enterprise Inc.(a)(b)	777,342	49,913,130
Boeing Co. (The)	3,160,675	1,150,517,307
BWX Technologies Inc.	1,250,935	65,173,714
Cubic Corp.(b)	376,851	24,299,352
Curtiss-Wright Corp.(b)	562,336	71,489,776
General Dynamics Corp.	1,290,107	234,567,255
HEICO Corp.(b)	544,698	72,886,039
HEICO Corp., Class A	941,909	97,365,133
Hexcel Corp.	1,116,021	90,263,778
Huntington Ingalls Industries Inc.	546,283	122,771,641
Kratos Defense & Security Solutions Inc.(a)(b)	1,169,646	26,773,197
L3 Technologies Inc.	893,069	218,953,727
L3Harris Technologies Inc.	1,017,684	192,474,575
Lockheed Martin Corp.	979,255	355,998,363
Mercury Systems Inc.(a)(b)	727,672	51,191,725
Moog Inc., Class A	426,988	39,970,347
National Presto Industries Inc.	66,339	6,188,765
Northrop Grumman Corp.	719,599	232,509,633
Raytheon Co.	1,239,377	215,502,873
Spirit AeroSystems Holdings Inc., Class A(b)	1,360,068	110,668,733
Teledyne Technologies Inc.(a)	476,394	130,470,025
Textron Inc.(b)	3,060,117	162,308,606
TransDigm Group Inc.(a)	467,630	226,239,394
Triumph Group Inc.(b)	656,100	15,024,690
United Technologies Corp.	6,113,538	795,982,648
Wesco Aircraft Holdings Inc.(a)(b)	852,392	9,461,551

		4,991,735,936

Security	Shares	Value

Industrial Machinery — 1.1%
RBC Bearings Inc.(a)(b)	326,111	$54,398,576

Leisure Products — 0.4%
American Outdoor Brands Corp.(a)(b)	712,584	6,420,382
Sturm Ruger & Co. Inc.	229,520	12,504,249

		18,924,631

Total Common Stocks — 100.0% (Cost: $4,517,288,584)		5,065,059,143

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	96,917,987	96,966,446
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	6,518,011	6,518,011

		103,484,457

Total Short -Term Investments — 2.0% (Cost: $103,446,663)		103,484,457

Total Investments in Securities — 102.0% (Cost: $4,620,735,247)		5,168,543,600

Other Assets, Less Liabilities — (2.0)%		(102,699,376)

Net Assets — 100.0%		$5,065,844,224

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	177,624,417	(80,706,430)	96,917,987	$96,966,446	$66,344	(a)	$19,820	$(5,071)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,411	3,877,600	6,518,011	6,518,011	26,260		—	—

				$103,484,457	$92,604		$19,820	$(5,071)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® U.S. Aerospace & Defense ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,065,059,143	$—	$—	$5,065,059,143
Money Market Funds	103,484,457	—	—	103,484,457

	$5,168,543,600	$—	$—	$5,168,543,600

2